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                               VERTEX ALL CAP FUND

                             VERTEX CONTRARIAN FUND

                      Supplement to the Current Prospectus


Vertex Contrarian Fund Class I Shares are currently not available for sale.


                   The date of this Supplement is May 1, 2000.